CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Total	Learn CW Investment Corporation	Common Units Class B Ordinary Shares Learn CW Investment Corporation	Additional Paid-In Capital Learn CW Investment Corporation	Accumulated Deficit Learn CW Investment Corporation
Beginning balance at Dec. 31, 2021		$ (18,273,985)	$ 575	$ 0	$ (18,274,560)
Beginning balance (in shares) at Dec. 31, 2021			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A shares subject to possible redemption		(3,278,276)			(3,278,276)
Net (Loss) Income Attributable to Innventure LLC Unitholders	$ (32,757,000)	9,891,490			9,891,490
Ending balance at Dec. 31, 2022		(11,660,771)	$ 575	0	(11,661,346)
Ending balance (in shares) at Dec. 31, 2022			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A shares subject to possible redemption		(2,460,924)			(2,460,924)
Net (Loss) Income Attributable to Innventure LLC Unitholders		2,853,719			2,853,719
Ending balance at Mar. 31, 2023		(11,267,976)	$ 575	0	(11,268,551)
Ending balance (in shares) at Mar. 31, 2023			5,750,000
Beginning balance at Dec. 31, 2022		(11,660,771)	$ 575	0	(11,661,346)
Beginning balance (in shares) at Dec. 31, 2022			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income Attributable to Innventure LLC Unitholders	1,020,000	4,983,386
Ending balance at Jun. 30, 2023		(11,882,137)	$ 575	0	(11,882,712)
Ending balance (in shares) at Jun. 30, 2023			5,750,000
Beginning balance at Dec. 31, 2022		(11,660,771)	$ 575	0	(11,661,346)
Beginning balance (in shares) at Dec. 31, 2022			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A shares subject to possible redemption		(9,948,542)			(9,948,542)
Net (Loss) Income Attributable to Innventure LLC Unitholders	(30,845,000)	3,907,392			3,907,392
Ending balance at Dec. 31, 2023		(8,478,164)	$ 575	0	(8,478,739)
Ending balance (in shares) at Dec. 31, 2023			5,750,000
Beginning balance at Mar. 31, 2023		(11,267,976)	$ 575	0	(11,268,551)
Beginning balance (in shares) at Mar. 31, 2023			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A shares subject to possible redemption		(2,743,828)			(2,743,828)
Net (Loss) Income Attributable to Innventure LLC Unitholders		2,129,667			2,129,667
Ending balance at Jun. 30, 2023		(11,882,137)	$ 575	0	(11,882,712)
Ending balance (in shares) at Jun. 30, 2023			5,750,000
Beginning balance at Dec. 31, 2023		(8,478,164)	$ 575	0	(8,478,739)
Beginning balance (in shares) at Dec. 31, 2023			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A shares subject to possible redemption		(450,000)			(450,000)
Net (Loss) Income Attributable to Innventure LLC Unitholders		(2,153,812)			(2,153,812)
Ending balance at Mar. 31, 2024		(11,081,976)	$ 575	0	(11,082,551)
Ending balance (in shares) at Mar. 31, 2024			5,750,000
Beginning balance at Dec. 31, 2023		(8,478,164)	$ 575	0	(8,478,739)
Beginning balance (in shares) at Dec. 31, 2023			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (Loss) Income Attributable to Innventure LLC Unitholders	$ (12,507,000)	(4,714,182)
Ending balance at Jun. 30, 2024		(14,730,186)	$ 575	0	(14,730,761)
Ending balance (in shares) at Jun. 30, 2024			5,750,000
Beginning balance at Mar. 31, 2024		(11,081,976)	$ 575	0	(11,082,551)
Beginning balance (in shares) at Mar. 31, 2024			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A shares subject to possible redemption		(1,087,840)			(1,087,840)
Net (Loss) Income Attributable to Innventure LLC Unitholders		(2,560,370)			(2,560,370)
Ending balance at Jun. 30, 2024		$ (14,730,186)	$ 575	$ 0	$ (14,730,761)
Ending balance (in shares) at Jun. 30, 2024			5,750,000